Exhibit 99.1

1166 Avenue of the Americas 15th Floor New York, NY 10036 Tel: +1 212 247 1010 www.fticonsulting.com

November 13, 2026

Jeff Noto

Chief Financial Officer

Zayo Group, LLC

1401 Wynkoop St., Suite 500

Denver, CO 80202

and

Barclays Capital Inc. (the “Company’s Agent”)

as representative of the Initial Purchasers

745 Seventh Avenue

New York, NY 10019

Independent Advisor’s Report on Applying Agreed-Upon Procedures

We have performed the procedures enumerated below, which were agreed to by the addressees (the “Specified Users”), with respect to a portfolio of contracts in conjunction with the proposed offering of Zayo Issuer, LLC Secured Fiber Network Revenue Notes, Series 2026-3, Series 2026-4 and Series 2026-5 (the “Transaction”). Zayo Group, LLC (together with any subsidiaries or affiliates, “Zayo” or the “Company”) is responsible for the completeness and accuracy of the information provided to us upon which we relied in forming our findings. The sufficiency of these procedures is solely the responsibility of the Specified Users. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

The term “recalculated” means calculated and found to be in agreement with, unless otherwise noted.

I.        Comparisons and Recalculations of Certain Contract Attributes

  On September 23, 2026, the Company’s Agent on the Company’s behalf provided computer-generated data files of contracts that were active as of August 31, 2026 (the “Cut-Off Date”) and which contained certain attributes, as delineated in Exhibit I and Exhibit III (the “Data Tape”). On October 28, 2026, we were provided by the Company’s Agent on the Company’s behalf an updated Data Tape (the “Final Data Tape”) that reflected certain modifications made to the Data Tape with respect to the 181,973 contracts.

  The Company’s Agent non-statistically selected 200 contracts (the “Sample Selections”) from the Data Tape that were operational as of the Cut-Off Date.

  For each of the Sample Selections, we compared the attributes listed in Exhibit I and Exhibit III as per the Data Tape and the Final Data Tape to corresponding information as identified in Exhibit I and Exhibit III, all of which were provided by the Company. The results of our analysis have been summarized in Exhibit II and Exhibit IV.

******

We make no representations as to (i) the accuracy of the information set forth in the Data Tape or the Final Data Tape, (ii) the actual characteristics or existence of the underlying documents or data comprising the

November 13, 2026 Page 2

contracts underlying the Data Tape or the Final Data Tape (other than with respect to the procedures described herein relating to the Sample Selections) or the conformity of their respective attributes with those assumed for purposes of the procedures described herein, (iii) the existence or ownership of the contracts and related documentation, or (iv) whether the contracts and related documentation or any other documents provided to us by or on behalf of the Company are comprehensive and valid instruments. Also, such procedures performed would not necessarily reveal any material misstatement of the information referred to above. This report relates only to the items specified above and does not extend to Zayo Issuer, LLC’s financial statements for any date or period.

We were not engaged to and did not perform an examination, the objective of which would be the expression of an opinion on the information referred to above. Accordingly, we do not express such an opinion. Had we performed additional procedures; other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Users and is not intended to be and should not be used by anyone other than the Specified Users without our prior consent. It is not to be circulated, quoted, or otherwise referred to, without our prior consent, for any other purpose, nor is it to be included or referred to in whole or in part in any other document.

Yours truly,

FTI Consulting, Inc.

November 13, 2026 Page 3

EXHIBIT I

Agreed Upon Procedures

Using non-statistical sampling techniques, the Company’s Agent selected 25 Zayo contracts from the Data Tape that were operational as of the Cut-Off Date and FTI performed the following procedures with respect to the below noted Data Tape fields:

Step	Data Tape Field	Source Document / Procedure
1	Service Name

• Agree to “ABS_4_Services_2026M8” file for Zayo

• If “Segment” column equals “Managed Services” agree to “ABS_Managed_Services_Revenue_4.0 Data Pull_Aug 2026” file provided by the Company based on a combination of “Subscriber Id”, “ZR Product Line”, “Product In Service Date”, “Product Term Start Date” and “Product Term End Date”

• Backup source: Agree to Company internal systems and records based on Company-provided reconciliation

2	Parent Account

• Agree to “ABS_4_Services_2026M8” file for Zayo or “ABS_Managed_Services_Revenue_4.0 Data Pull_Aug 2026” file provided by the Company

• Backup source: Agree to Company internal systems and records based on Company-provided reconciliation

3	Final Mapped Name	• Agree to adjusted name, mapping Parent Account to “Mapping Key” tab and further adjusting for uniformity with Crown data tape agreeing to ‘CUSTOMER NAME ALIGNMENT’ table in “Merged Customer”
4	Segment	• Agree to “ABS_4_Services_2026M8” file for Zayo, if not included agree to “Managed Services”
5	Account: Segment

• Agree to “ABS_4_Services_2026M8” file for Zayo or “ABS_Managed_Services_Revenue_4.0 Data Pull_Aug 2026” file provided by the Company

• Backup source: Agree to Company internal systems and records based on Company-provided reconciliation

6	Product / Service Type

• Agree to “ABS_4_Services_2026M8” file for Zayo or “ABS_Managed_Services_Revenue_4.0 Data Pull_Aug 2026” file provided by the Company

• Backup source: Agree to Company internal systems and records based on Company-provided reconciliation

7	MAPPED Product / Service Type

• If “Segment” column equals “Fiber and Transport” or “Network Connectivity”, value should represent what is in “Product / Service Type” column

• If “Segment” column equals “Managed Services”, use “Mapping Key” tab to map value in “Product / Service Type” column appropriately

8	MRR ($)

• Agree to “ABS_4_Services_2026M8” file for Zayo or “ABS_Managed_Services_Revenue_4.0 Data Pull_Aug 2026” file provided by the Company

• Backup source: Agree to Company internal systems and records, invoice or contract documents based on Company-provided reconciliation and recalculate included NAA figure using company-provided MRR with NAA (Ccy) reconciliation

9	ARR ($)	• Agree to 12 * MRR

November 13, 2026 Page 4

Step	Data Tape Field	Source Document / Procedure
10	MAR ($)

• Agree to “ABS_4_Services_2026M8” file for Zayo provided by the Company

• If “Segment” column equals “Managed Services”, assumed to be $0

• Backup source: Agree to Company internal systems and records or contract documents based on Company-provided reconciliation

11	TMR ($)	• Agree to (ARR + (MAR * 12))
12	Contractual Price Escalator

• Agree to “ABS_4_Services_2026M8” file for Zayo provided by the Company

• If “Segment” column equals “Managed Services”, assumed to be 0

• Backup source: Agree to Company internal systems and records based on Company-provided reconciliation

13	State(s)

• Agree to contract documents and/or invoices based on Company-provided reconciliation

• Company documentation requiring two signatures to be considered executed if signed by at least one of the two parties

• If >2 states listed on documents, then agree to “Multiple”

• Backup source: Agree to Company internal systems and records based on Company-provided reconciliation or “ABS_4_Services_2026M8” file provided by the Company

14	Service Start Date

• Agree to “ABS_4_Services_2026M8” file for Zayo or “ABS_Managed_Services_Revenue_4.0 Data Pull_Aug 2026” file provided by the Company

• Backup source: Agree to Company internal systems and records based on Company-provided reconciliation

15	Service Current Term Start Date

• Agree to “ABS_4_Services_2026M8” file for Zayo or “ABS_Managed_Services_Revenue_4.0 Data Pull_Aug 2026” file provided by the Company

• Backup source: Agree to Company internal systems and records based on Company-provided reconciliation

16	Current Expiration Date

• Agree to “ABS_4_Services_2026M8” file for Zayo or “ABS_Managed_Services_Revenue_4.0 Data Pull_Aug 2026” file provided by the Company

• Backup source: Agree to Company internal systems and records based on Company-provided reconciliation

17	Adjusted Current Expiration Date	• If the Current Expiration Date occurs on or before the Cut-Off Date, agree to 9/30/2026 • If the Current Expiration Date occurs after the Cut-off Date, agree to Current Expiration Date
18	Current Term (months)	• Agree to the difference in months between the ‘Current Expiration Date’ and ‘Service Current Term Start Date’
19	Remaining Term (months)	• Agree to the quotient of (i) the Adjusted Current Expiration Date – the Cut-off Date, divided by (ii) 30
20	Seasoning (months)	• If Service Start Date = 0, 0 • If Service Start Date > 0, agree to the quotient of (i) the Cut-off date minus Service Start Date, divided by (ii) 30
21	E-Rate	• If document provided from the Universal Service Administrative Co., agree to “E-Rate”, otherwise 0

November 13, 2026 Page 5

EXHIBIT II

Data Tape Testing Summary of Results

Using non-statistical sampling techniques, the Company’s Agent selected 25 Zayo contracts from the Data Tape for the purpose of testing specific attributes as detailed in Exhibit I included herein.

1.	Service Name (25 Sample Selections Tested)

FTI identified no errors during our testing of Service Name.

Notes and Considerations: FTI agreed Service Name to the source documents and/or procedures as detailed in Exhibit I included herein.

2.	Parent Account (25 Sample Selections Tested)

FTI identified no errors during our testing of Parent Account.

Notes and Considerations: FTI agreed Parent Account to the source documents and/or procedures as detailed in Exhibit I included herein.

3.	Final Mapped Name (25 Sample Selections Tested)

FTI identified no errors during our testing of Final Mapped Name.

Notes and Considerations: FTI agreed Final Mapped Name to the source documents and/or procedures as detailed in Exhibit I included herein.

4.	Segment (25 Sample Selections Tested)

FTI identified no errors during our testing of Segment.

Notes and Considerations: FTI agreed Segment to the source documents and/or procedures as detailed in Exhibit I included herein.

5.	Account: Segment (25 Sample Selections Tested)

FTI identified no errors during our testing of Account: Segment.

Notes and Considerations: FTI agreed Account: Segment to the source documents and/or procedures as detailed in Exhibit I included herein.

6.	Product / Service Type (25 Sample Selections Tested)

FTI identified no errors during our testing of Product / Service Type.

Notes and Considerations: FTI agreed Product / Service Type to the source documents and/or procedures as detailed in Exhibit I included herein.

November 13, 2026 Page 6
7.	MAPPED Product / Service Type (25 Sample Selections Tested)

FTI identified no errors during our testing of MAPPED Product / Service Type.

Notes and Considerations: FTI agreed MAPPED Product / Service Type to the source documents and/or procedures as detailed in Exhibit I included herein.

8.	MRR ($) (25 Sample Selections Tested)

FTI identified no errors during our testing of Monthly Recurring Revenue (“MRR ($)”).

Notes and Considerations: FTI agreed MRR ($) to the source documents and/or procedures as detailed in Exhibit I included herein.

9.	ARR ($) (25 Sample Selections Tested)

FTI identified no errors during our testing of Annualized Monthly Recurring Revenue (“ARR ($)”).

Notes and Considerations: FTI recalculated ARR ($) using the source documents and/or procedures as detailed in Exhibit I included herein.

10.	MAR ($) (25 Sample Selections Tested)

FTI identified one discrepancy during our testing of Monthly Amortized Revenue (“MAR ($)”).

#	Service Name	MAR ($) per Data Tape	MAR ($) per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	888237Legacy Voice411164111642210	$1,932.14	$0.00	Yes

Notes and Considerations: FTI agreed MAR ($) to the source documents and/or procedures as detailed in Exhibit I included herein. Per the Company, the discrepancy noted above was due to a data entry error. As the discrepancy was corrected in the Final Data Tape, no exceptions were noted for testing purposes.

11.	TMR ($) (25 Sample Selections Tested)

FTI identified one discrepancy during our testing of Total Monthly Revenue (“TMR ($)”).

#	Service Name	TMR ($) per Data Tape	TMR ($) per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	888237Legacy Voice411164111642210	$232,602.00	$209,416.32	Yes

Notes and Considerations: FTI recalculated TMR ($) using the source documents and/or procedures as detailed in Exhibit I included herein. FTI noted the discrepancy above was due to the difference in MAR ($) (Step #10). As the discrepancy was corrected in the Final Data Tape, no exceptions were noted for testing purposes.

November 13, 2026 Page 7

12.	Contractual Price Escalator (25 Sample Selections Tested)

FTI identified no errors during our testing of Contractual Price Escalator.

Notes and Considerations: FTI agreed Contractual Price Escalator to the source documents and/or procedures as detailed in Exhibit I included herein.

13.	State(s) (25 Sample Selections Tested)

FTI identified no errors during our testing of State(s).

Notes and Considerations: FTI agreed State(s) to the source documents and/or procedures as detailed in Exhibit I included herein.

14.	Service Start Date (25 Sample Selections Tested)

FTI identified no errors during our testing of Service Start Date.

Notes and Considerations: FTI agreed Service Start Date to the source documents and/or procedures as detailed in Exhibit I included herein.

15.	Service Current Term Start Date (25 Sample Selections Tested)

FTI identified no errors during our testing of Service Current Term Start Date.

Notes and Considerations: FTI agreed Service Current Term Start Date to the source documents and/or procedures as detailed in Exhibit I included herein.

16.	Current Expiration Date (25 Sample Selections Tested)

FTI identified no errors during our testing of Current Expiration Date.

Notes and Considerations: FTI agreed Current Expiration Date to the source documents and/or procedures as detailed in Exhibit I included herein.

17.	Adjusted Current Expiration Date (25 Sample Selections Tested)

FTI identified no errors during our testing of Adjusted Current Expiration Date.

Notes and Considerations: FTI recalculated Adjusted Current Expiration Date using the source documents and/or procedures as detailed in Exhibit I included herein.

18.	Current Term (months) (25 Sample Selections Tested)

FTI identified no errors during our testing of Current Term (months).

Notes and Considerations: FTI recalculated Current Term (months) using the source documents and/or procedures as detailed in Exhibit I included herein.

November 13, 2026 Page 8

19.	Remaining Term (months) (25 Sample Selections Tested)

FTI identified no errors during our testing of Remaining Term (months).

Notes and Considerations: FTI recalculated Remaining Term (months) using the source documents and/or procedures as detailed in Exhibit I included herein.

20.	Seasoning (months) (25 Sample Selections Tested)

FTI identified no errors during our testing of Seasoning (months).

Notes and Considerations: FTI recalculated Seasoning (months) using the source documents and/or procedures as detailed in Exhibit I included herein.

21.	E-Rate (25 Sample Selections Tested)

FTI identified no errors during our testing of E-Rate.

Notes and Considerations: FTI agreed E-Rate to the source documents and/or procedures as detailed in Exhibit I included herein.

November 13, 2026 Page 9

EXHIBIT III

Agreed Upon Procedures

Using non-statistical sampling techniques, the Company’s Agent selected 175 FiberCo contracts from the Data Tape that were operational as of the Cut-Off Date and FTI performed the following procedures with respect to the below noted Data Tape fields:

Step	Data Tape Field	Source Document / Procedure
1	Service Number	• Agree to “Aug-26 BMRR raw output 09.29.2026” provided by the Company • Backup source: Agree to Company internal systems and records based on Company-provided reconciliation
2	FPA_Parent_NAME

• Agree to “Aug-26 BMRR raw output 09.29.2026” provided by the Company

• Backup source: Agree to Company internal systems and records, invoice or contract documents based on Company-provided reconciliation “

3	Final Mapped Name	• Agree to two step adjustment, mapping FPA_Parent_NAME to “Name Mapping” tab and further adjusting for uniformity with Zayo data tape agreeing to ‘CUSTOMER NAME ALIGNMENT’ table in “Merged Customer”
4	Product Family

• If Mega Product Mapping is “FTT”, agree to “Fiber and Transport”

• Agree to “Aug-26 BMRR raw output 09.29.2026” file provided by the company along with the associated mapping key “FiberCo Product Mapping 9.29.26.xlsx”

5	Mapped Sector	• Agree to the “Aug-26 BMRR raw output 09.29.2026” file provided by the company along with the associated mapping key “Mega Vertical Mapping Updated 10.8.26”. Further agree to “Name Mapping” tab to adjust “Mega Vertical” to “Mapped Sector”
6	Mega Product Mapping

• If Final Mapped Name is “Arium Networks”, agree to “Dark Fiber - Metro”

• Agree to the “FTT Product Designation” file provided by the company, if not included agree to “Aug-26 BMRR raw output 09.29.2026” file provided by the company along with the associated mapping key “FiberCo Product Mapping 9.29.26.xlsx” and “LH-Metro intermarket designations 10.25.2026” file for Metro or Long Haul designation, as applicable

7	MRR ($)	• Agree to “Aug-26 BMRR raw output 09.29.2026” provided by the Company • Backup source: Agree to Company internal systems and records, invoice or contract documents
8	ARR ($)	• Agree to 12 * MRR
9	MAR ($)	• Agree to “Aug-26 BMRR raw output 09.29.2026” provided by the Company • Backup source: Agree to Company internal systems and records, invoice or contract documents
10	TMR ($)	• Agree to (ARR + (MAR * 12))
11	Escalator	• Agree to “Aug-26 BMRR raw output 09.29.2026” provided by the Company • Backup source: Agree to Company internal systems and records, invoice or contract documents

November 13, 2026 Page 10

Step	Data Tape Field	Source Document / Procedure
12	State(s)

• Agree to contract documents and/or invoices based on Company-provided reconciliation

• Company documentation requiring two signatures to be considered executed if signed by at least one of the two parties

• If >2 states listed on documents, then agree to “Multiple”

• Backup source: Agree to Company internal systems and records based on Company-provided reconciliation or “Aug-26 BMRR raw output 09.29.2026” file provided by the Company

13	Install Date	• Agree to “Aug-26 BMRR raw output 09.29.2026” provided by the Company • Backup source: Agree to Company internal systems and records, invoice or contract documents
14	Billing Start Date	• Agree to “Aug-26 BMRR raw output 09.29.2026” provided by the Company • Backup source: Agree to Company internal systems and records, invoice or contract documents
15	Service Current Term Start Date

• If MSA document is provided and includes an autorenewal provision, calculate Service Current Term Start Date by applying autorenewal term renewal periods forward from Billing Start Date to most recent calculated date prior to the Cut-Off Date

• If no MSA is provided, agree to Billing Start Date

16	Current Expiration Date	• Agree to “Aug-26 BMRR raw output 09.29.2026” provided by the Company • Backup source: Agree to Company internal systems and records, invoice or contract documents
17	Adjusted Current Expiration Date	• If the Current Expiration Date occurs on or before the Cut-Off Date, agree to 9/30/2026 • If the Current Expiration Date occurs after the Cut-off Date, agree to Current Expiration Date
18	Current Term (months)	• Agree to the difference in months between the ‘Current Expiration Date’ and ‘Service Current Term Start Date’
19	Remaining Term (months)	• Agree to the quotient of (i) the Adjusted Current Expiration Date – the Cut-off Date, divided by (ii) 30
20	Seasoning (months)	• If Install Date = 0, 0 • If Install Date > 0, agree to the quotient of (i) the Cut-off date minus Install Date, divided by (ii) 30
21	E-Rate	• Agree to “Aug-26 BMRR raw output 09.29.2026” file and billing system output file “MASTER CUSTOMER LIST_ERate.xlsx”

November 13, 2026 Page 11

EXHIBIT IV

Data Tape Testing Summary of Results

Using non-statistical sampling techniques, the Company’s Agent selected 175 FiberCo contracts from the Data Tape for the purpose of testing specific attributes as detailed in Exhibit III included herein.

1.	Service Number (175 Sample Selections Tested)

FTI identified one discrepancy during our testing of Service Number.

#	Service Number	Service Number per Data Tape	Service Number per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	S2751A	S2751P	S2751A	Yes

Notes and Considerations: FTI agreed Service Number to the source documents and/or procedures as detailed in Exhibit III included herein. Per the Company, the discrepancy noted above was due to a data entry error. As the discrepancy was corrected in the Final Data Tape, no exceptions were noted for testing purposes.

2.	FPA_Parent_NAME (175 Sample Selections Tested)

FTI identified no errors during our testing of FPA_Parent_NAME.

Notes and Considerations: FTI agreed FPA_Parent_NAME to the source documents and/or procedures as detailed in Exhibit III included herein.

3.	Final Mapped Name (175 Sample Selections Tested)

FTI identified no errors during our testing of Final Mapped Name.

Notes and Considerations: FTI agreed Final Mapped Name to the source documents and/or procedures as detailed in Exhibit III included herein.

4.	Product Family (175 Sample Selections Tested)

FTI identified no errors during our testing of Product Family.

Notes and Considerations: FTI agreed Product Family to the source documents and/or procedures as detailed in Exhibit III included herein.

5.	Mapped Sector (175 Sample Selections Tested)

FTI identified no errors during our testing of Mapped Sector.

Notes and Considerations: FTI agreed Mapped Sector to the source documents and/or procedures as detailed in Exhibit III included herein.

November 13, 2026 Page 12
6.	Mega Product Mapping (175 Sample Selections Tested)

FTI identified 16 discrepancies during our testing of Mega Product Mapping.

#	Service Number	Mega Product Mapping per Data Tape	Mega Product Mapping per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	S077285	Dark Fiber - Long Haul	Dark Fiber - Metro	Yes
2	S165841	Dark Fiber - Long Haul	Dark Fiber - Metro	Yes
3	S184863	Dark Fiber - Metro	N/A	No
4	S197593	Dark Fiber - Long Haul	N/A	No
5	S197714	Dark Fiber - Long Haul	N/A	No
6	S228100	Dark Fiber - Long Haul	Dark Fiber - Metro	Yes
7	S249654	Dark Fiber - Long Haul	Dark Fiber - Metro	Yes
8	S257544	Wavelengths - Metro	Wavelengths - Long Haul	Yes
9	S286123	Wavelengths - Metro	Wavelengths - Long Haul	Yes
10	S305810	Dark Fiber - Long Haul	Dark Fiber - Metro	Yes
11	S336300	Dark Fiber - Long Haul	Dark Fiber - Metro	Yes
12	S465677	Wavelengths - Metro	Wavelengths - Long Haul	Yes
13	S474036	Dark Fiber - Long Haul	Dark Fiber - Metro	Yes
14	S474044	Wavelengths - Metro	Wavelengths - Long Haul	Yes
15	S474468	Wavelengths - Metro	Wavelengths - Long Haul	Yes
16	S486414	Wavelengths - Metro	Wavelengths - Long Haul	Yes

Notes and Considerations: FTI agreed Mega Product Mapping to the source documents and/or procedures as detailed in Exhibit III included herein. For discrepancies #3-5, the Company stated supporting documentation effective as of the Cut-Off Date was unavailable. As such, FTI considered these exceptions for testing purposes. Per the Company, discrepancies #1-2 and #6-16 were due to data entry errors. As these discrepancies were corrected in the Final Data Tape, no further exceptions were noted for testing purposes.

7.	MRR ($) (175 Sample Selections Tested)

FTI identified one discrepancy during our testing of MRR ($).

#	Service Number	MRR ($) per Data Tape	MRR ($) per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	S2751A	$118,405.00	$119,316.00	Yes

Notes and Considerations: FTI agreed MRR ($) to the source documents and/or procedures as detailed in Exhibit III included herein. Per the Company, the discrepancy noted above was due to a data entry error. As the discrepancy was corrected in the Final Data Tape, no exceptions were noted for testing purposes.

8.	ARR ($) (175 Sample Selections Tested)

FTI identified one discrepancy during our testing of ARR ($).

November 13, 2026 Page 13

#	Service Number	ARR ($) per Data Tape	ARR ($) per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	S2751A	$1,420,860.00	$1,431,792.00	Yes

Notes and Considerations: FTI recalculated ARR ($) using the source documents and/or procedures as detailed in Exhibit III included herein. FTI noted the discrepancy above was due to the difference in MRR ($) (Step #7). As the discrepancy was corrected in the Final Data Tape, no exceptions were noted for testing purposes.

9.	MAR ($) (175 Sample Selections Tested)

FTI identified one discrepancy during our testing of MAR ($).

#	Service Number	MAR ($) per Data Tape	MAR ($) per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	S222122	$0.00	N/A	No

Notes and Considerations: FTI agreed MAR ($) to the source documents and/or procedures as detailed in Exhibit III included herein. For the discrepancy noted above, the Company stated supporting documentation effective as of the Cut-Off Date was unavailable. As such, FTI considered this an exception for testing purposes. Other than the discrepancy noted above, no further exceptions were noted for testing purposes.

10.	TMR ($) (175 Sample Selections Tested)

FTI identified two discrepancies during our testing of TMR ($).

#	Service Number	TMR ($) per Data Tape	TMR ($) per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	S222122	$12.00	N/A	No
2	S2751A	$1,420,860.00	$1,431,792.00	Yes

Notes and Considerations: FTI recalculated TMR ($) using the source documents and/or procedures as detailed in Exhibit III included herein. FTI noted the discrepancies above were due to the differences in ARR ($) (Step #8) or MAR ($) (Step #9). Since supporting documentation effective as of the Cut-Off Date was unavailable for discrepancy #1, FTI considered this an exception for testing purposes. As discrepancy #2 was corrected in the Final Data Tape, no further exceptions were noted for testing purposes.

11.	Escalator (175 Sample Selections Tested)

FTI identified no errors during our testing of Escalator.

Notes and Considerations: FTI agreed Escalator to the source documents and/or procedures as detailed in Exhibit III included herein.

12.	State(s) (175 Sample Selections Tested)

November 13, 2026 Page 14

FTI identified seven discrepancies during our testing of State(s).

#	Service Number	State(s) per Data Tape	State(s) per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	S184863	FL / FL	N/A	No
2	S197593	MA / OH	N/A	No
3	S197714	AZ / CA	N/A	No
4	S2751A	NY / NY	N/A	No
5	S474044	MA / NY	N/A	No
6	S497432	CT / CT	N/A	No
7	S499236	CT / CT	N/A	No

Notes and Considerations: FTI agreed State(s) to the source documents and/or procedures as detailed in Exhibit III included herein. For the discrepancies noted above, the Company stated supporting documentation effective as of the Cut-Off Date was unavailable. As such, FTI considered these exceptions for testing purposes. Other than the discrepancies noted above, no further exceptions were noted for testing purposes.

13.	Install Date (175 Sample Selections Tested)

FTI identified one discrepancy during our testing of Install Date.

#	Service Number	Install Date per Data Tape	Install Date per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	S184863	9/1/2005	N/A	No

Notes and Considerations: FTI agreed Install Date to the source documents and/or procedures as detailed in Exhibit III included herein. For the discrepancy noted above, the Company stated supporting documentation effective as of the Cut-Off Date was unavailable. As such, FTI considered this an exception for testing purposes. Other than the discrepancy noted above, no further exceptions were noted for testing purposes.

14.	Billing Start Date (175 Sample Selections Tested)

FTI identified two discrepancies during our testing of Billing Start Date.

#	Service Number	Billing Start Date per Data Tape	Billing Start Date per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	S2751A	9/1/2028	8/1/2026	Yes
2	S500920	12/22/2022	N/A	No

Notes and Considerations: FTI agreed Billing Start Date to the source documents and/or procedures as detailed in Exhibit III included herein. For discrepancy #2, the Company stated supporting documentation effective as of the Cut-Off Date was unavailable. As such, FTI considered this an

November 13, 2026 Page 15

exception for testing purposes. Per the Company, discrepancy #1 was due to a data entry error. As the discrepancy was corrected in the Final Data Tape, no further exceptions were noted for testing purposes.

15.	Service Current Term Start Date (175 Sample Selections Tested)

FTI identified six discrepancies during our testing of Service Current Term Start Date.

#	Service Number	Service Current Term Start Date per Data Tape	Service Current Term Start Date per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	S216923	8/26/2026	N/A	No
2	S2751A	9/1/2028	8/1/2026	Yes
3	S394660	2/9/2026	8/9/2026	Yes
4	S431416	8/27/2026	N/A	No
5	S437605	8/14/2026	N/A	No
6	S500920	12/22/2022	N/A	No

Notes and Considerations: FTI recalculated Service Current Term Start Date using the source documents and/or procedures as detailed in Exhibit III included herein. For discrepancies #1 and #4-6, the Company stated supporting documentation effective as of the Cut-Off Date was unavailable. As such, FTI considered these exceptions for testing purposes. Per the Company, discrepancies #2-3 were due to data entry errors. As these discrepancies were corrected in the Final Data Tape, no further exceptions were noted for testing purposes.

16.	Current Expiration Date (175 Sample Selections Tested)

FTI identified no errors during our testing of Current Expiration Date.

Notes and Considerations: FTI agreed Current Expiration Date to the source documents and/or procedures as detailed in Exhibit III included herein.

17.	Adjusted Current Expiration Date (175 Sample Selections Tested)

FTI identified no errors during our testing of Adjusted Current Expiration Date.

Notes and Considerations: FTI recalculated Adjusted Current Expiration Date using the source documents and/or procedures as detailed in Exhibit III included herein.

18.	Current Term (months) (175 Sample Selections Tested)

FTI identified six discrepancies during our testing of Current Term (months).

#	Service Number	Current Term (months) per Data Tape	Current Term (months) per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	S216923	0	N/A	No
2	S2751A	4	29	Yes
3	S394660	12	6	Yes
4	S431416	219	N/A	No

November 13, 2026 Page 16

#	Service Number	Current Term (months) per Data Tape	Current Term (months) per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
5	S437605	16	N/A	No
6	S500920	24	N/A	No

Notes and Considerations: FTI recalculated Current Term (months) using the source documents and/or procedures as detailed in Exhibit III included herein. FTI noted the discrepancies above were due to the differences in Service Current Term Start Date (Step #15). Since supporting documentation effective as of the Cut-Off Date was unavailable for discrepancies #1 and #4-6, FTI considered these exceptions for testing purposes. As discrepancies #2-3 were corrected in the Final Data Tape, no further exceptions were noted for testing purposes.

19.	Remaining Term (months) (175 Sample Selections Tested)

FTI identified no errors during our testing of Remaining Term (months).

Notes and Considerations: FTI recalculated Remaining Term (months) using the source documents and/or procedures as detailed in Exhibit III included herein.

20.	Seasoning (months) (175 Sample Selections Tested)

FTI identified one discrepancy during our testing of Seasoning (months).

#	Service Number	Seasoning (months) per Data Tape	Seasoning (months) per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	S184863	255.63	N/A	No

Notes and Considerations: FTI recalculated Seasoning (months) using the source documents and/or procedures as detailed in Exhibit III included herein. FTI noted the discrepancy above was due to the difference in Install Date (Step #13). Since supporting documentation effective as of the Cut-Off Date was unavailable, FTI considered this an exception for testing purposes. Other than the discrepancy noted above, no further exceptions were noted for testing purposes.

21.	E-Rate (175 Sample Selections Tested)

FTI identified no errors during our testing of E-Rate.

Notes and Considerations: FTI agreed E-Rate to the source documents and/or procedures as detailed in Exhibit III included herein.